Due to Shareholders of Acquired Companies - Additional Information (Details)					12 Months Ended				60 Months Ended
	Sep. 12, 2017 USD ($)	Sep. 12, 2017 BRL (R$)	Sep. 12, 2014 USD ($)	Nov. 21, 2013 USD ($)	Dec. 31, 2017 USD ($) installment	Dec. 31, 2017 BRL (R$)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2017 USD ($) installment	Dec. 31, 2017 BRL (R$) installment	Sep. 12, 2014 BRL (R$)	Dec. 31, 2013 installment
Business Acquisition [Line Items]
Promissory notes payable					$ 71,785,000		$ 178,021,000		$ 71,785,000
Interest paid on deferred purchase price for acquisitions					(39,419,000)		0	$ 0
Universidade Anhembi Morumbi (UAM Brazil)
Business Acquisition [Line Items]
Promissory notes payable							52,043,000
Universidade Anhembi Morumbi (UAM Brazil) | Related Party Notes Payable
Business Acquisition [Line Items]
Loan amount					60,479,000				$ 60,479,000	R$ 200,808,000
Number of periodic payments (installment) | installment												9
Periodic principal payment					$ 6,720,000	R$ 22,312,000
Number of periodic installment payments made during the period (installment) | installment									5
Number of periodic payment installments remaining (installment) | installment					4				4	4
Promissory notes payable					$ 45,206,000				$ 45,206,000
Universidade Anhembi Morumbi (UAM Brazil) | Certificados de Depósitos Interbancários (CDI) | Related Party Notes Payable
Business Acquisition [Line Items]
Basis spread on variable rate					2.00%	2.00%
Universidade Anhembi Morumbi (UAM Brazil) | Certificados de Depósitos Interbancários (CDI) | Notes Payable
Business Acquisition [Line Items]
Basis spread on variable rate					2.00%	2.00%
University of St. Augustine for Health Sciences, LLC (St. Augustine)
Business Acquisition [Line Items]
Promissory notes payable				$ 14,000,000	$ 11,550,000		$ 11,550,000	11,550,000	$ 11,550,000
Ownership percentage acquired in business combinations				80.00%			20.00%
Decrease to note payables								$ 2,450,000
University of St. Augustine for Health Sciences, LLC (St. Augustine) | Related Party Notes Payable
Business Acquisition [Line Items]
Financed note term				5 years
Interest rate				7.00%	7.00%				7.00%	7.00%
Faculdades Metropolitanas Unidas Educacionais (FMU)
Business Acquisition [Line Items]
Promissory notes payable					$ 0		$ 100,382,000		$ 0		R$ 250,000,000
Faculdades Metropolitanas Unidas Educacionais (FMU) | Related Party Notes Payable
Business Acquisition [Line Items]
Liability settled	$ 114,578,000	R$ 358,606,000
Interest paid on deferred purchase price for acquisitions					$ (39,419,000)
Faculdades Metropolitanas Unidas Educacionais (FMU) | Notes Payable
Business Acquisition [Line Items]
Loan amount			$ 110,310,000								R$ 259,139,000
Faculdades Metropolitanas Unidas Educacionais (FMU) | Certificados de Depósitos Interbancários (CDI) | Notes Payable
Business Acquisition [Line Items]
Basis spread on variable rate			3.70%